Non-Current Assets - Right-of-Use Assets	12 Months Ended
Dec. 31, 2022
Non-Current Assets - Right-of-Use Assets [Abstract]
Non-current assets - right-of-use assets

Note 14. Non-current assets - right-of-use assets

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Land and buildings - right-of-use	254,409	517,719	172,832
Motor vehicles - right-of-use	172,408	92,478	117,125

	426,817	610,197	289,957

Additions to the right-of-use assets during the financial year were AUD$148,815 ($101,097) (2021: AUD$42,457).

During the 2022 financial year the company leased new cars for the Israeli company under agreement for 3 years.

The company leases land and buildings for its offices in Israel under agreements for 5 years and in some cases, options to extend. On renewal, the terms of the leases are renegotiated.

Reconciliations

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Land and	Motor
	Buildings	Vehicle	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at 1 January 2021	697,234	73,214	770,448	-
Additions	-	42,457	42,457
Depreciation expense	(179,515)	(23,193)	(202,708)

Balance at 31 December 2021	517,719	92,478	610,197
Additions	-	148,815	148,815	20,961
Depreciation expense	(263,310)	(68,885)	(332,195)	(225,676)

Balance at 31 December 2022	254,409	172,408	426,817	289,957

Accounting policy for right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the company expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.